STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details Narrative) - USD ($)									1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2019	Nov. 30, 2018	Nov. 18, 2018	Oct. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Nov. 14, 2017	Feb. 28, 2017	May 31, 2019	Apr. 30, 2018	Jan. 31, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 27, 2018	Mar. 31, 2018	Jan. 30, 2018	Dec. 17, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option, expense														$ 399,828	$ 270,339	$ 329,193	$ 1,295,741
Granted		600,000	600,000														19,950,000
Weighted average exercise price, granted		$ 0.37
Shares issued during period value															1,154,211	$ 1,153,645	$ 1,360,250
Shares issued during period (in shares)																16,513,311	120,000
Exercise price (in dollars per share)																	$ 0.15			$ 0.15
Weighted average exercise price			$ 0.37
Weighted avarage contractual term		5 years	5 years
Weighted avarage grant contractual term																	5 years
Stock options expected to vest, weighted average																3 years 10 months 24 days
Unrecognized compensation cost																$ 198,438
Aggregate intrinsic value of options exercised																$ 2,113,368	$ 3,480,567
Common stock issued														111,252,373		102,553,706	53,873,872
Aggregate intrensic value																$ 0
Warrants issued in conjunction with related party notes payable																	$ 113,586
Proceeds from issuance of common stock															1,154,211	1,153,645	1,327,925
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value													$ (607)		$ 15,906	$ 15,906	$ 19,452
Shares issued during period (in shares)													(607,143)		15,906,168	15,906,168	19,451,575
Shares issued in conversion of debt																	1,749,683
Number of warrants exercised															4,027,778	4,027,778
Cashless exercise of warrants (in shares)														71,774		182,659
Additional Paid-In Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value													$ 607		$ 1,138,305	$ 1,137,739	$ 1,340,798
Warrants issued in conjunction with related party notes payable																	$ 113,586
Series C Convertible Preferred Stock [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock converted in to common stock												6,175,000					6,175,000
Series D Convertible Preferred Stock [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock converted in to common stock																	1,985,716
Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares cashless exercise of options related to services											4,027,778
Exercise price (in dollars per share)																	$ 0.15
Board of Director [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock called by warrants (in shares)																			3,700,000
Chairman of Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested																	10,000,000
Disposed shares related to services											972,222
Shares issued during period (in shares)											4,027,778
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested																	450,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested																	5,000,000
Shares issued during period (in shares)																	7,000,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested																	2,000,000
Weighted avarage contractual term																	2 years
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested																	2,000,000
Weighted avarage contractual term																	6 months
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Monthly fee														$ 14,500
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted														1,000,000
Exercise price of unvested options (in dollars per share)														$ 0.195
Term of unvested options														2 years
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued								500,000
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited warrants																	769,117
Weighted avarage contractual term		6 months
Number of options issued		500,000
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited warrants																	450,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted avarage contractual term		1 year
Number of options issued		100,000
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrant issued																	1,976,975
Mr. Klapper [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion of debt											1,749,683
Exercise price (in dollars per share)											$ 0.15
Former Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)									71,774
Cashless exercise of warrants (in shares)									200,000
Former Director [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cashless exercise of warrants (in shares)									128,226
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, description														In connection with incentive stock options issuable under the 2017 Plan, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company).		In connection with Incentive Stock Options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company).
Granted														1,500,000		1,600,000	19,950,000
Weighted average exercise price, granted														$ 0.18			$ 0.07
Forfeited warrants																	1,219,117
Number of warrants exercised																5,000,000
Term of unvested options																3 years 10 months 24 days
Stock Option [Member] | Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares cashless exercise of options related to services											5,000,000
Number of disposed share											972,222
Stock Option [Member] | Chief Executive Officer [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value										$ 1,000
Shares issued during period (in shares)										100,000
Exercise price (in dollars per share)										$ 0.01
Number of warrants exercised										100,000
Proceeds from issuance of common stock										$ 1,000
Stock Option [Member] | Consulting Agreement [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested																500,000
Granted																1,000,000
Exercise price (in dollars per share)																$ 0.2102
Stock Option [Member] | Consulting Agreement [Member] | Chief Operating Officer [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested	500,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)																16,513,311
Shares issued in conversion of debt																	1,749,683
Exercise price (in dollars per share)																				$ 0.10
Number of warrants exercised																1,250,000
Warrant [Member] | Series C Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock converted in to common stock												3,087,500					3,087,500
Warrant [Member] | Series D Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock converted in to common stock																	667,000
Warrant [Member] | Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)																20,787,784
Shares issued in conversion of debt											1,749,683
Exercise price (in dollars per share)						$ 0.15					$ 0.15							$ 0.10
Number of warrants exercised																20,787,784
Number of cashless exercise of warrants				11,678	366,047
Number of disposed share				4,680	190,386
Number of issuance share				6,998	175,661
Proceeds from issuance of common stock																$ 2,079,345
Warrant [Member] | Member of Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value						$ 215,929					$ 15,731
Shares issued during period (in shares)						1,439,524					104,876
Exercise price (in dollars per share)						$ 0.15					$ 0.15
Number of warrants exercised											104,876
Warrant [Member] | Director [Member] | Notes Payable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)																	$ 0.40
Preferred stock converted in to common stock																	1,000,000
Warrant [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)																	$ 0.15
Warrant [Member] | Mr. Klapper [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion of debt											1,749,683
Sale of units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)																	715,000
Exercise price (in dollars per share)																	$ 0.15
Number of common stock called by warrants (in shares)																	19,451,575
Number of warrant issued																	71,500
Proceeds from issuance of common stock																	$ 1,327,925
Related party note payables [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)																$ 0.15	$ 0.15
Number of common stock called by warrants (in shares)																4,402,079	4,402,079
Related party note payables [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock called by warrants (in shares)																	6,250,000
Stock Option 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan																					18,000,000
Stock Option 2003 Plan [Member] | Stock Options, Restricted Stock and Units, and Other Stock-based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan														20,000,000
Stock Option 2013 Plan [Member] | Stock Options, Restricted Stock and Units, and Other Stock-based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)														7,990,000
Equity Incentive Plan 2017 [Member] | Board of Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)							13,000,000